Stock-based compensation - Nonvested Restricted Stock and Restricted Stock Units Activity (Detail) - Restricted Stock and Restricted Stock Units	12 Months Ended
Dec. 31, 2016 $ / shares shares
Number of Shares
Nonvested restricted stock and RSUs, beginning balance (shares) | shares	16,983,971
Granted (shares) | shares	8,331,206
Vested (shares) | shares	(6,808,038)
Forfeited (shares) | shares	(511,624)
Nonvested restricted stock and RSUs, ending balance (shares) | shares	17,995,515
Weighted-average fair value
Nonvested restricted stock and RSUs, beginning balance (usd per share) | $ / shares	$ 34.07
Granted (usd per share) | $ / shares	35.10
Vested (usd per share) | $ / shares	32.10
Forfeited (usd per share) | $ / shares	34.63
Nonvested restricted stock and RSUs, ending balance (usd per share) | $ / shares	$ 35.98